Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 1,223	$ 1,241
Accounts receivable - net	2,200	2,222
Inventories	975	845
Prepaid expenses and other current assets	165	126
Deferred income taxes	165	193
Total current assets	4,728	4,627
Property, plant and equipment - net	2,385	2,137
Goodwill	1,756	1,753
Intangible assets - net	293	298
Pension assets	823	918
Deferred income taxes	380	87
Other assets	492	442
Total assets	10,857	10,262
Current liabilities:
Short-term debt	67	65
Current portion of long-term debt	26	39
Trade accounts payable	2,423	2,306
Accrued compensation	254	283
Income taxes	36	69
Other current liabilities	1,075	1,078
Total current liabilities	3,881	3,840
Long-term debt	1,369	1,428
Postretirement benefits other than pensions	396	421
Pension benefits	898	831
Deferred income taxes	123	173
Long-term liabilities	421	430
Total liabilities	7,088	7,123
Stockholders' equity:
Capital stock	1	1
Paid-in-capital	1,635	1,602
Retained earnings	2,408	1,668
Accumulated other comprehensive earnings (losses)	(466)	(331)
Total TRW stockholders' equity	3,578	2,940
Noncontrolling interest	191	199
Total equity	3,769	3,139
Total liabilities and equity	$ 10,857	$ 10,262